Eaton Vance

Tax-Managed Global Diversified Equity Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.	797,385	$21,502,449

		$21,502,449

Banks — 7.4%
Banco Santander SA	5,045,660	$21,536,253
Bank of America Corp.(1)	670,523	20,571,646
Canadian Imperial Bank of Commerce	313,557	24,667,846
Citigroup, Inc.(1)	478,541	34,052,977
ING Groep NV	1,260,935	13,991,011
KeyCorp(1)	1,349,771	24,795,293
Societe Generale SA	483,570	11,844,885
UniCredit SpA	995,983	11,727,217
Wells Fargo & Co.(1)	627,187	30,362,123

		$193,549,251

Beverages — 3.8%
Anheuser-Busch InBev SA/NV	296,023	$29,761,141
Coca-Cola Co. (The)(1)	739,297	38,909,201
Diageo PLC(1)	709,966	29,605,708

		$98,276,050

Biotechnology — 0.7%
CSL, Ltd.	122,835	$19,167,461

		$19,167,461

Building Products — 1.0%
Assa Abloy AB, Class B(1)	1,201,136	$27,550,617

		$27,550,617

Capital Markets — 0.5%
TD Ameritrade Holding Corp.	281,555	$14,387,461

		$14,387,461

Chemicals — 2.3%
BASF SE	312,446	$20,741,492
Ecolab, Inc.(1)	90,370	18,230,340
Sika AG	145,167	20,958,360

		$59,930,192

Consumer Finance — 2.5%
Capital One Financial Corp.	288,547	$26,667,514
Discover Financial Services	213,455	19,155,452
Navient Corp.	525,336	7,433,504
OneMain Holdings, Inc.	324,156	13,436,266

		$66,692,736

Diversified Financial Services — 1.4%
ORIX Corp.(1)	2,564,506	$36,600,448

		$36,600,448

Security	Shares	Value
Electric Utilities — 2.8%
Iberdrola SA	2,834,132	$26,888,519
NextEra Energy, Inc.(1)	229,034	47,448,974

		$74,337,493

Electrical Equipment — 2.7%
Legrand SA	472,440	$33,279,359
Melrose Industries PLC	16,092,788	36,319,987

		$69,599,346

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.(1)	169,201	$19,992,790
Keyence Corp.	54,322	31,172,611

		$51,165,401

Entertainment — 2.7%
Nintendo Co., Ltd.	45,153	$16,611,460
Walt Disney Co. (The)(1)	386,222	55,233,608

		$71,845,068

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.(1)	221,277	$46,826,639
Equity Residential	210,542	16,609,658

		$63,436,297

Food Products — 2.4%
Mondelez International, Inc., Class A(1)	611,435	$32,705,658
Nestle SA	288,860	30,644,342

		$63,350,000

Health Care Equipment & Supplies — 4.8%
Baxter International, Inc.(1)	358,875	$30,134,734
Boston Scientific Corp.(1)(2)	708,533	30,084,311
Danaher Corp.(1)	225,764	31,719,842
Intuitive Surgical, Inc.(2)	46,117	23,958,243
Straumann Holding AG	13,459	10,979,893

		$126,877,023

Health Care Providers & Services — 0.9%
Anthem, Inc.	79,697	$23,479,533

		$23,479,533

Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	972,114	$24,594,973

		$24,594,973

Household Products — 0.7%
Reckitt Benckiser Group PLC(1)	239,382	$18,505,013

		$18,505,013

Industrial Conglomerates — 0.5%
DCC PLC	151,553	$12,780,261

		$12,780,261

Insurance — 3.9%
AIA Group, Ltd.(1)	1,638,182	$16,799,132
Assurant, Inc.	129,852	14,720,023
Aviva PLC(1)	4,526,001	22,220,926
Chubb, Ltd.(1)	172,367	26,344,572
Prudential PLC(1)	1,095,005	22,528,883

		$102,613,536

Security	Shares	Value
Interactive Media & Services — 6.4%
Alphabet, Inc., Class C(1)(2)	87,500	$106,459,500
Facebook, Inc., Class A(1)(2)	232,653	45,188,192
Tencent Holdings, Ltd.	320,719	14,943,249

		$166,590,941

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)(2)	48,517	$90,570,565

		$90,570,565

IT Services — 2.7%
Amadeus IT Group SA	547,412	$42,778,552
Visa, Inc., Class A(1)	162,473	28,920,194

		$71,698,746

Leisure Products — 1.4%
Yamaha Corp.(1)	776,180	$36,590,991

		$36,590,991

Life Sciences Tools & Services — 0.9%
Lonza Group AG(2)	69,218	$23,710,875

		$23,710,875

Machinery — 5.6%
Atlas Copco AB, Class A	521,065	$15,915,476
Fortive Corp.	254,160	19,328,868
Gardner Denver Holdings, Inc.(2)	632,585	20,856,327
ITT, Inc.(1)	482,611	30,124,579
Stanley Black & Decker, Inc.(1)	199,966	29,512,982
Xylem, Inc.(1)	369,966	29,704,570

		$145,442,802

Metals & Mining — 1.3%
Rio Tinto, Ltd.(1)	509,528	$34,101,361

		$34,101,361

Multi-Utilities — 1.2%
CMS Energy Corp.(1)	552,231	$32,150,889

		$32,150,889

Oil, Gas & Consumable Fuels — 5.2%
BP PLC	3,129,274	$20,705,608
ConocoPhillips(1)	342,249	20,220,071
EOG Resources, Inc.(1)	330,713	28,391,711
Exxon Mobil Corp.(1)	422,044	31,383,192
Phillips 66(1)	339,679	34,837,478

		$135,538,060

Personal Products — 1.2%
Unilever PLC(1)	533,563	$32,100,300

		$32,100,300

Pharmaceuticals — 5.5%
Eli Lilly & Co.(1)	235,537	$25,661,756
GlaxoSmithKline PLC(1)	1,530,734	31,656,991
Johnson & Johnson(1)	223,718	29,132,558
Novo Nordisk A/S, Class B	419,159	20,127,730
Zoetis, Inc.(1)	321,099	36,891,064

		$143,470,099

Security	Shares	Value
Professional Services — 2.1%
Recruit Holdings Co., Ltd.	872,928	$29,559,501
Verisk Analytics, Inc.(1)	159,589	24,212,843

		$53,772,344

Semiconductors & Semiconductor Equipment — 3.0%
ASML Holding NV(1)	153,672	$34,241,848
Infineon Technologies AG	823,233	15,248,059
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	653,675	27,866,165

		$77,356,072

Software — 3.3%
Microsoft Corp.(1)	635,125	$86,548,484

		$86,548,484

Specialty Retail — 4.0%
Industria de Diseno Textil SA	1,151,917	$34,468,020
Lowe’s Cos., Inc.	264,826	26,853,356
Tiffany & Co.	147,091	13,814,787
TJX Cos., Inc. (The)	313,409	17,099,595
Ulta Beauty, Inc.(2)	36,533	12,759,150

		$104,994,908

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.(1)	253,495	$54,004,575

		$54,004,575

Textiles, Apparel & Luxury Goods — 2.2%
adidas AG	71,204	$22,695,783
LVMH Moet Hennessy Louis Vuitton SE	61,299	25,320,119
Samsonite International SA(3)	4,305,029	8,429,632

		$56,445,534

Wireless Telecommunication Services — 1.5%
Tele2 AB, Class B	2,666,853	$38,107,656

		$38,107,656

Total Common Stocks (identified cost $2,123,608,296)		$2,623,435,811

Short-Term Investments — 0.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(4)	6,503,893	$6,503,893

Total Short-Term Investments (identified cost $6,503,277)		$6,503,893

Total Investments — 100.4% (identified cost $2,130,111,573)		$2,629,939,704

Total Written Call Options — (0.3)% (premiums received $13,109,752)		$(7,128,243)

Other Assets, Less Liabilities — (0.1)%		$(3,494,344)

Net Assets — 100.0%		$2,619,317,117

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $8,429,632 or 0.3% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $242,895.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.4%	$1,536,821,173
United Kingdom	10.4	272,339,750
Japan	5.7	150,535,011
Spain	4.8	125,671,344
Switzerland	3.3	86,293,470
Sweden	3.1	81,573,749
France	2.7	70,444,363
Germany	2.2	58,685,334
Netherlands	1.8	48,232,859
Canada	1.8	46,170,295
Belgium	1.1	29,761,141
Taiwan	1.1	27,866,165
Denmark	0.8	20,127,730
Australia	0.7	19,167,461
Hong Kong	0.6	16,799,132
China	0.6	14,943,249
Ireland	0.5	12,780,261
Italy	0.4	11,727,217

Total Investments	100.0%	$2,629,939,704

Written Call Options — (0.3)%

Exchange-Traded Options — (0.3)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	1,820	EUR	63,096,670	EUR	3,575	8/2/19	$(1,715)
Dow Jones Euro Stoxx 50 Index	1,840	EUR	63,790,040	EUR	3,500	8/9/19	(273,906)
Dow Jones Euro Stoxx 50 Index	1,860	EUR	64,483,410	EUR	3,500	8/16/19	(415,516)
Dow Jones Euro Stoxx 50 Index	1,845	EUR	63,963,383	EUR	3,525	8/23/19	(338,695)
FTSE 100 Index	600	GBP	45,520,680	GBP	7,525	8/16/19	(502,369)
FTSE 100 Index	595	GBP	45,141,341	GBP	7,550	8/16/19	(401,994)
Nikkei 225 Index	125	JPY	2,690,191,250	JPY	22,000	8/2/19	(6,904)
Nikkei 225 Index	125	JPY	2,690,191,250	JPY	21,750	8/9/19	(112,205)
Nikkei 225 Index	125	JPY	2,690,191,250	JPY	21,500	8/16/19	(290,660)
Nikkei 225 Index	125	JPY	2,690,191,250	JPY	21,875	8/23/19	(154,369)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
S&P 500 Index	211	USD	62,886,018	USD	3,000	8/2/19	$(173,020)
S&P 500 Index	210	USD	62,587,980	USD	2,990	8/5/19	(311,850)
S&P 500 Index	210	USD	62,587,980	USD	3,000	8/7/19	(308,700)
S&P 500 Index	209	USD	62,289,942	USD	3,025	8/9/19	(147,345)
S&P 500 Index	209	USD	62,289,942	USD	3,025	8/12/19	(188,100)
S&P 500 Index	209	USD	62,289,942	USD	3,000	8/14/19	(411,730)
S&P 500 Index	211	USD	62,886,018	USD	2,990	8/16/19	(560,205)
S&P 500 Index	211	USD	62,886,018	USD	2,990	8/19/19	(587,635)
S&P 500 Index	209	USD	62,289,942	USD	2,995	8/21/19	(577,885)
S&P 500 Index	208	USD	61,991,904	USD	3,020	8/23/19	(375,440)
S&P 500 Index	208	USD	61,991,904	USD	3,025	8/26/19	(352,560)
S&P 500 Index	208	USD	61,991,904	USD	3,000	8/28/19	(635,440)

Total							$(7,128,243)

Abbreviations:

ADR	-	American Depositary Receipt

Currency Abbreviations:
EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $7,128,243.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$206,881,300	$69,662,365	$—	$276,543,665
Consumer Discretionary	161,097,453	152,099,518	—	313,196,971
Consumer Staples	71,614,859	140,616,504	—	212,231,363
Energy	114,832,452	20,705,608	—	135,538,060
Financials	256,594,677	157,248,755	—	413,843,432
Health Care	231,062,041	105,642,950	—	336,704,991
Industrials	175,242,618	155,405,201	—	330,647,819
Information Technology	217,332,208	123,441,070	—	340,773,278
Materials	18,230,340	75,801,213	—	94,031,553
Real Estate	63,436,297	—	—	63,436,297
Utilities	79,599,863	26,888,519	—	106,488,382
Total Common Stocks	$1,595,924,108	$1,027,511,703 *	$—	$2,623,435,811
Short-Term Investments	$—	$6,503,893	$—	$6,503,893
Total Investments	$1,595,924,108	$1,034,015,596	$—	$2,629,939,704

Liability Description
Written Call Options	$(4,629,910)	$(2,498,333)	$—	$(7,128,243)
Total	$(4,629,910)	$(2,498,333)	$—	$(7,128,243)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.